Share-based compensation - Somos - Anglo (Predecessor)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
Share-based compensation
Share-based compensation
22.	Share-based Compensation

Certain employees of the Business participate in a share-based plan that grants equity-based awards in the form of shares of Somos Educação S.A. to key management personnel and senior employees of the Somos Group, conditioned upon the achievement of performance targets. This share-based compensation plan can represent a maximum of 5% (five percent) of the Somos’ equity, within a limit of 1% per year, corresponding to 13,062,883 shares to be wholly settled with the delivery of the shares.

The overral terms of the plan and shares granted are shown below:

Share-based Plan arrangements	2014	2015	2016	2017	2018
Estimated grant date	31-05-15	31-05-16	31-05-17	31-05-18	31-05-19
Share price at estimated grant date R$	12.33	9.47	14.35	21.69	22.60
Vesting period	annually for 5 years from 2015	annually for 5 years from 2016	annually for 5 years from 2017	annually for 5 years from 2018	annually for 5 years from 2019

Amendments were made to the program on August 30, 2018 and included that in the event of transfer of control of Somos Group, the following conditions would apply:

a.	the acceleration and/or anticipation of the delivery of the granted shares referring to the plan, which had been occurring through the vesting period of the grants; and
b.	additional shares would be granted to the Management of Somos Group’s and eligible subsidiaries.

In a different manner than the original conditions, the shares granted by the amendment would be partially settled by Parent Entity through the delivery of shares and the remaining in cash.

The Somos’ consolidated changes in the period from January 1, 2018 to October 10, 2018 were as follows (in quantity of shares):

		Original Terms		Amended Terms
	As of December 31, 2017	Granted during the period	Settled during the period	Reclassified	Granted during the period	As of October 10, 2018 (i)	Weighted average price of settled shares
Equity Settled	949,236	172,430	(558,364)	(111,477)	—	451,825	11.51
Cash Settled	—	—	—	111,477	1,793,053	1,904,530	23.75
Total	949,236	172,430	(558,364)	—	1,793,053	2,356,355

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(i)

With the effective transfer of the control of Somos Group to SABER Serviços Educacionais S.A. (“SABER”), indirect subsidiary of Cogna Educação S.A, on October 11, 2018, all shares granted and undelivered were settled by Somos Group (see Note 30).

Based on the allocation criteria defined in Note 2, the Business statement of profit or loss and other comprehensive income and its Parent’s Net Investment were impacted by this share-based plan by R$69,119 in the period from January 1, 2018 to October 10, 2018, and R$5,591 and in the year ended December 31, 2017. The significant increase in compensation cost is due to the acceleration of the share based plan due to the change in control and additional awards granted.